Consolidated Balance Sheet Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Liabilities, Current [Abstract]
Loans Payable to Bank, Current	$ 34,090	$ 44,956
Finance Lease, Liability, Current	35,900
Capital Lease Obligations, Current		29,159
Accounts payable and accrued expenses	43,839	48,746
Due to related parties	873	972
Total current liabilities	114,702	123,833
Liabilities, Noncurrent [Abstract]
Bank loans, net	216,706	332,613
Capital Lease Obligations, Noncurrent	365,508	321,646
Other Liabilities, Noncurrent	1,323	12,500
Total non-current liabilities	583,537	666,759
Total liabilities	698,239	790,592
Commitment and contingencies (Note 7)
Preferred Stock, Shares Authorized	50,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred Stock, Value, Issued	$ 0	0
Common Stock, Value, Issued	854	809
Paid-in capital	$ 1,801,360	$ 1,717,144
Treasury Stock, Shares	856,785	856,785
Treasury Stock, Value	$ (56,720)	$ (56,720)
Accumulated deficit	(956,020)	(786,266)
Total shareholders’ equity	789,474	874,967
Total liabilities and shareholders’ equity	1,487,713	1,665,559
Assets, Current [Abstract]
Cash and cash equivalents	68,307	42,530
Inventory, Gross	3,504	6,371
Due from related parties	8,307	5,954
Prepaid expenses and other current assets	9,514	10,431
Total current assets	89,632	65,286
Assets, Noncurrent [Abstract]
Vessels, net	1,319,518	1,271,993
Equity Method Investments	27,607	173,298
Assets Held For Sale, non-current	0	77,536
Deferred financing cost, net	2,541	2,982
Other assets	35,344	60,234
Due from related parties	13,071	14,230
Total non-current assets	1,398,081	1,600,273
Total assets	$ 1,487,713	$ 1,665,559
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Outstanding	0
Common Stock, Shares Authorized	31,875,000	21,250,000
Common Stock, Par or Stated Value Per Share	$ 0.01